Petroleum and Natural Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 2,889,045	$ 1,868,195
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	180,300	154,000
Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,926,561	1,128,137
U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	962,484	740,058
Light oil and condensate
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,470,549	1,065,834
Light oil and condensate | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	693,043	480,199
Light oil and condensate | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	777,506	585,635
Heavy oil
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,102,076	560,696
Heavy oil | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,102,076	560,696
Heavy oil | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	0	0
NGL
Disclosure of operating segments [line items]
Petroleum and natural gas sales	120,505	94,515
NGL | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	30,847	18,904
NGL | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	89,658	75,611
Natural gas sales
Disclosure of operating segments [line items]
Petroleum and natural gas sales	195,915	147,150
Natural gas sales | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	100,595	68,338
Natural gas sales | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 95,320	$ 78,812